Fair Value of Financial Instruments - Maturities of Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Due within one year	$ 291,525	$ 68,990
Due after one year to two years	199,442	0
Total	$ 490,967	$ 68,990